Debt (Schedule Of Principal Payments On Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt [Abstract]
2014	$ 1,049
2015	210
2016	167,265
2017	240
2018	257
Thereafter	2,050
Total principal payments	171,071
Less imputed interest on interest free notes payable	(25)
Total	$ 171,046	$ 163,549